Financial instruments and risk management - Summary of Financial Liabilities by Category (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	£ 7,426	£ 6,813	£ 3,641
Trade and Other Payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	7,085	6,526	£ 3,641
Lease Liability
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	£ 341	£ 287